Equity - Treasury Share Instruments (Details) - EUR (€)			12 Months Ended
	Jul. 31, 2017	Oct. 13, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)						€ 10.48	€ 10.48	€ 10.48
Trading price (EUR per share)						€ 7.34	€ 8.13	€ 8.82
Market value()						€ 481,000,000	€ 534,000,000	€ 1,246,000,000
Percent of total shares classified as treasury shares						1.26145%	1.26514%	2.80339%
Purchase of treasury shares			€ 0	€ 0	€ 668,000,000
Derivative financial instrument notional shares equivalent			21,700,000	35,200,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares			65,687,859	141,229,134	141,639,159	65,496,120	65,687,859	141,229,134
Treasury shares, beginning balance			65,687,859	141,229,134	141,639,159
Acquisitions (shares)			0	0	77,087,297
Employee share option plan (shares)			(191,739)	(3,518,795)	(2,869,334)
Capital reduction and other movements	3,187,055		0	(72,022,480)	(74,627,988)
Treasury shares, ending balance			65,496,120	65,687,859	141,229,134
Reduction of share capital (in shares)					€ (813,000,000)
Telefónica Germany
Disclosure of classes of share capital [line items]
Acquisitions (shares)				178,500,000
Proportion of share capital acquired (as a percent)							6.00%
Proceeds from sale of treasury shares				€ 754,000,000
Telefónica Germany | Treasury shares
Disclosure of classes of share capital [line items]
Percent of total shares classified as treasury shares							1.43%
Capital reduction and other movements				72,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares			5,192,131,686	5,192,131,686		5,192,131,686	5,192,131,686
Treasury shares, beginning balance			5,192,131,686
Capital reduction and other movements		(74,627,988)
Treasury shares, ending balance			5,192,131,686	5,192,131,686
Reduction of share capital (in shares)		€ 813,000,000